Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds II, Inc.
Entity Central Index Key	0001591556
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000265555 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Fixed Income Completion Funds (FICS) - C
Class Name	BNY Mellon Fixed Income Completion Funds (FICS) - C
Trading Symbol	BCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Fixed Income Completion Funds (FICS) - C (the “Fund”) for the period of February 2, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Fixed Income Completion Funds (FICS) - C*	$0	0.00%**,***
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
***	Amount represents less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1],[2],[3]
Net Assets	$ 25,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	11.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$25	68	11.96%

Holdings [Text Block]	Portfolio Holdings (as of 3/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
C000265556 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Fixed Income Completion Funds (FICS) - CP
Class Name	BNY Mellon Fixed Income Completion Funds (FICS) - CP
Trading Symbol	BCFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Fixed Income Completion Funds (FICS) - CP (the “Fund”) for the period of February 2, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Fixed Income Completion Funds (FICS) - CP*	$0	0.00%**,***
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
***	Amount represents less than 0.01%.

Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[4],[5],[6]
Net Assets	$ 25,000,000
Holdings Count | Holding	97
Investment Company Portfolio Turnover	27.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$25	97	27.44%

Holdings [Text Block]	Portfolio Holdings (as of 3/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Amount represents less than 0.01%.
[3]	Annualized.
[4]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]	Amount represents less than 0.01%.
[6]	Annualized.